TRANSACTIONS WITH RELATED PARTIES - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	May 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Rent Paid		R$ 14,094	R$ 13,086
Amortisation of intangible assets		1,995	15,055
Confidentiality and NonCompete Agreement [Member]
Disclosure of subsidiaries [line items]
Amortisation of intangible assets			1,201
Buildings [member]
Disclosure of subsidiaries [line items]
Purchases of property and other assets related party transaction		60,998	39,346
Fundo de Investimento Essencial [Member]
Disclosure of subsidiaries [line items]
Investments		3,835	3,414
Natura Cosmticos SA [Member]
Disclosure of subsidiaries [line items]
Reimbursement of transaction cost of acquisition			148,274
Purchases of property and other assets related party transaction	R$ 5,840
Rent Paid			1,488
Donations associated with maintenance			R$ 692
Percentage of corresponding net income			0.50%
Donations associated with sale		R$ 35,000	R$ 35,000